Employee Benefit Plans (Net Periodic Benefit Cost (Credit)) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 24	$ 35	$ 48	$ 71
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income Expense	Other Nonoperating Income Expense	Other Nonoperating Income Expense	Other Nonoperating Income Expense
Interest cost	$ 110	$ 84	$ 221	$ 167
Expected return on plan assets	(216)	(223)	(432)	(446)
Amortization of net actuarial (gain) loss		40		80
Net periodic benefit (credit) cost	(82)	(64)	(163)	(128)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 4	$ 5	$ 7	$ 11
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income Expense	Other Nonoperating Income Expense	Other Nonoperating Income Expense	Other Nonoperating Income Expense
Interest cost	$ 16	$ 12	$ 31	$ 23
Expected return on plan assets	(38)	(48)	(76)	(96)
Amortization of prior service cost (credit)	(9)	(9)	(18)	(19)
Amortization of net actuarial (gain) loss	(2)	(1)	(3)	(1)
Net periodic benefit (credit) cost	$ (29)	$ (41)	$ (59)	$ (82)